Notes to the consolidated statements of income (Tables)	12 Months Ended
Dec. 31, 2018
Notes to the consolidated statements of income
Schedule of cost of materials
Cost of materials
in € THOUS
	2018	2017	2016

Cost of raw materials, supplies and purchased components	4.399.968	4.305.683	3.696.528
Cost of purchased services	460.782	450.417	414.289
Cost of materials	4.860.750	4.756.100	4.110.817

Schedule of personnel expenses
Personnel expenses
in € THOUS
	2018	2017	2016

Wages and salaries	5.025.128	5.396.339	4.940.931
Social security contributions and cost of
retirement benefits and social assistance	1.414.525	1.503.684	1.349.573
thereof retirement benefits	156.581	147.332	134.572
Personnel expenses	6.439.653	6.900.023	6.290.504

Schedule of employee by function
Employees by function

	2018	2017	2016

Production and Services	97.971	98.547	94.201
Administration	10.510	9.962	9.318
Sales and Marketing	3.360	3.272	3.099
Research and Development	881	804	736
Total employees	112.722	112.585	107.354

Schedule of income before income taxes according to region
Income before income taxes
in € THOUS
	2018	2017	2016

Germany	161.861	(20.363)	194.068
United States	2.191.834	1.589.501	1.491.059
Other	383.041	428.477	360.367
Total	2.736.736	1.997.615	2.045.494

Schedule of income tax expense (benefit) according to region
Income tax expense (benefit)
in € THOUS
	2018	2017	2016
Current
Germany	45.136	77.934	53.316
United States	261.211	437.201	454.718
Other	115.561	130.992	128.320
	421.908	646.127	636.354
Deferred
Germany	(34.685)	(36.022)	(23.703)
United States	145.700	(156.704)	27.570
Other	(21.844)	(10.320)	(14.779)
	89.171	(203.046)	(10.912)
Total	511.079	443.081	625.442

Schedule of reconciliation of expected and actual income tax expense
Reconciliation of income taxes
in € THOUS
	2018	2017	2016

Expected corporate income tax expense	825.810	597.187	607.206
Tax free income	(50.747)	(44.302)	(37.495)
Income from equity method investees	(18.185)	(18.706)	(15.642)
Tax rate differentials	(106.258)	139.122	133.550
Non-deductible expenses	60.721	106.125	32.080
Taxes for prior years	(91.138)	(20.573)	(10.077)
Noncontrolling partnership interests	(61.936)	(105.832)	(105.536)
Tax on divestitures	(74.560)	-	-
Tax rate changes	(219)	(238.130)	(120)
Change in realizability of deferred tax assets and tax credits	3.211	7.254	5.945
Withholding taxes	4.564	6.606	7.909
Other	19.816	14.330	7.624
Income tax expense	511.079	443.081	625.442

Effective tax rate	18,7%	22,2%	30,5%

Schedule of deferred and net deferred income tax assets and liabilities

Net deferred income tax assets and liabilities
in € THOUS
	2018	2017

Deferred tax assets	345.685	315.168
Deferred tax liabilities	626.521	467.540
Net deferred tax liabilities	(280.836)	(152.372)

Schedule of net operating loss carryforwards
Net operating loss carryforwards
in € THOUS

2019	12.655
2020	5.889
2021	7.182
2022	9.439
2023	10.738
2024	3.390
2025	3.277
2026	6.110
2027	9.385
2028 and thereafter	47.990
Without expiration date	181.479
Total	297.534

Disclosure of earnings per share [text block]

19. Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and fully diluted earnings per share computations for 2018, 2017 and 2016:

Reconciliation of basic and fully diluted earnings per share in € THOUS, except share and per share data
	2018	2017	2016
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	1.981.924	1.279.788	1.143.980
Denominators:
Weighted average number of shares outstanding	306.541.706	306.563.400	305.748.381
Potentially dilutive shares	684.681	719.912	580.313
Basic earnings per share	6,47	4,17	3,74
Fully diluted earnings per share	6,45	4,16	3,73

Disclosure of Revenue
Revenue
in € THOUS

	2018
	Revenue from contracts with customers	Other revenue	Total

Health care services
Dialysis services	11.420.415	-	11.420.415
Care Coordination	1.622.862	221.012	1.843.874
	13.043.277	221.012	13.264.289

Health care products
Dialysis products	3.115.753	93.068	3.208.821
Non-dialysis products	73.763	-	73.763
	3.189.516	93.068	3.282.584

Total	16.232.793	314.080	16.546.873